RECLAMATION AND REMEDIATION - Liability Classifications (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Environmental Exit Cost [Line Items]
Reclamation liabilities, current	$ 482	$ 213
Reclamation liabilities, non-current	6,249	5,555
Total reclamation liabilities	6,731	5,768	$ 3,719
Remediation liabilities, current	44	60
Remediation liabilities, non-current	329	284
Total remediation liabilities	373	344	313
Reclamation and remediation liabilities, current	526	273
Reclamation and remediation liabilities, non-current	6,578	5,839
Reclamation and remediation liabilities	7,104	6,112	$ 4,032
Minera Yanacocha
Environmental Exit Cost [Line Items]
Total reclamation liabilities	$ 3,722	$ 3,250